NEBRASKA MUNICIPAL FUND
Schedule of Investments April 30, 2023 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.0%)

Education (4.7%)
County of Douglas NE 3.000% 09/01/2035 Callable @ 100.000 09/01/2031	310,000	$290,752
Nebraska State Colleges Facilities Corp 5.000% 07/15/2033 Callable @ 100.000 07/15/2032	500,000	588,010
County of Saline NE 3.000% 02/15/2034 Callable @ 100.000 02/15/2029	365,000	353,247
County of Saline NE 3.000% 02/15/2035 Callable @ 100.000 02/15/2029	300,000	277,623
Southeast Community College 3.000% 03/15/2045 Callable @ 100.000 07/02/2025	500,000	401,820
University of Nebraska Facilities Corp 5.000% 07/15/2025	200,000	209,832
		2,121,284
General Obligation (45.2%)
Kearney School District 5.000% 10/15/2027	940,000	1,040,119
Lyons Decatur Northeast Schools 5.000% 12/15/2027 Callable @ 100.000 06/15/2027	200,000	218,290
Lyons Decatur Northeast Schools 5.000% 12/15/2028 Callable @ 100.000 06/15/2027	140,000	152,923
Plattsmouth School District 3.000% 12/15/2039 Callable @ 100.000 08/21/2024	1,000,000	853,700
Cozad City School District 4.000% 06/15/2037 Callable @ 100.000 05/17/2027	500,000	505,595
Fremont School District 5.000% 12/15/2032	280,000	334,642
Fremont School District 4.000% 12/15/2033	250,000	270,935
*Omaha School District 5.000% 12/15/2029 Callable @ 100.000 12/15/2026	1,630,000	1,795,347
*Omaha School District 3.000% 12/15/2042 Callable @ 100.000 01/30/2030	1,000,000	844,890
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2028	500,000	530,750
Elkhorn School District 4.000% 12/15/2037 Callable @ 100.000 12/15/2029	300,000	313,395
Douglas County School District No 15 3.000% 12/15/2041 Callable @ 100.000 09/29/2026	1,000,000	881,390
Douglas County School District No 15 4.000% 12/15/2029 Callable @ 100.000 12/15/2026	300,000	313,818
Douglas County School District No 17/NE 2.000% 12/15/2039 Callable @ 100.000 12/15/2030	500,000	363,180
Ralston Public Schools 3.000% 12/15/2041 Callable @ 100.000 12/15/2030	750,000	631,748
Douglas County School District No 59/NE 3.500% 06/15/2043 Callable @ 100.000 03/15/2024	500,000	450,355
Westside Community Schools 5.000% 12/01/2038 Callable @ 100.000 12/05/2024	235,000	241,547
Westside Community Schools 5.000% 12/01/2039 Callable @ 100.000 12/05/2024	250,000	256,670
City of Gretna NE 5.000% 12/15/2025 Callable @ 100.000 12/15/2024	600,000	618,846
City of Kearney NE 4.000% 05/15/2042 Callable @ 100.000 05/16/2027	720,000	701,856
City of La Vista NE 5.000% 09/15/2028 Callable @ 100.000 06/15/2027	500,000	545,500
Hershey Public Schools 4.000% 12/15/2027 Callable @ 100.000 12/15/2026	235,000	247,711
City of Lincoln NE 3.000% 12/01/2039 Callable @ 100.000 06/01/2029	685,000	617,103
City of Lincoln NE 5.000% 11/15/2026	410,000	445,896
City of Lincoln NE 5.000% 11/15/2027	290,000	323,043
City of Lincoln NE 5.000% 11/15/2030	500,000	594,530
City of Omaha NE 4.000% 04/15/2037 Callable @ 100.000 04/15/2029	500,000	513,795
City of Omaha NE 5.000% 04/15/2027 Callable @ 100.000 04/15/2026	955,000	1,034,637
City of Omaha NE 5.000% 04/15/2028 Callable @ 100.000 04/15/2026	500,000	542,345
City of Omaha NE 3.750% 01/15/2038 Callable @ 100.000 01/15/2027	500,000	510,670
Papio Missouri River Natural Resource District 3.000% 12/01/2041 Callable @ 100.000 10/12/2026	300,000	263,811
Polk County School District No 19 3.000% 06/15/2039 Callable @ 100.000 07/30/2024	455,000	392,001
Gretna Public Schools 3.000% 12/15/2046 Callable @ 100.000 12/15/2031	1,000,000	816,170
Gretna Public Schools 5.000% 12/15/2027 Callable @ 100.000 12/15/2025	500,000	529,340
Ashland Greenwood Public Schools 3.000% 12/15/2044 Callable @ 100.000 12/15/2030	950,000	740,592
Ashland Greenwood Public Schools 3.000% 12/15/2046 Callable @ 100.000 12/15/2030	1,000,000	775,870
		20,213,010
Health Care (4.0%)
Douglas County Hospital Authority No 2 5.000% 05/15/2027 Callable @ 100.000 05/15/2026	200,000	215,132
Madison County Hospital Authority No 1 5.000% 07/01/2031 Callable @ 100.000 07/01/2025	500,000	523,835
Madison County Hospital Authority No 1 5.000% 07/01/2032 Callable @ 100.000 07/01/2025	335,000	350,082
Madison County Hospital Authority No 1 5.000% 07/01/2033 Callable @ 100.000 07/01/2025	450,000	470,938
Madison County Hospital Authority No 1 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	215,000	225,434
		1,785,421
Housing (0.8%)
Nebraska Investment Finance Authority 3.850% 03/01/2038 Callable @ 100.000 09/01/2024	395,000	377,304

Other Revenue (3.3%)
City of Columbus NE 3.000% 06/15/2036 Callable @ 100.000 06/30/2026	750,000	730,583
Omaha Public Facilities Corp 4.000% 04/15/2032 Callable @ 100.000 04/15/2031	250,000	275,055
Papillion Municipal Facilities Corp 3.000% 12/15/2034 Callable @ 100.000 07/30/2024	435,000	435,052
		1,440,690
Pre-Refunded (16.7%)
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2025	300,000	309,501
Elkhorn School District 4.000% 12/15/2030 Callable @ 100.000 12/15/2026	500,000	529,065
City of Grand Island NE Sewer System Revenue 5.000% 09/15/2026 Callable @ 100.000 09/17/2023	250,000	253,475
Grand Island Public Schools 5.000% 12/15/2033 Callable @ 100.000 12/15/2024	500,000	517,280
Grand Island Public Schools 5.000% 12/15/2039 Callable @ 100.000 12/15/2024	500,000	515,905
Knox County School District N0 576 4.000% 12/15/2038 Callable @ 100.000 12/15/2023	590,000	594,230
Omaha Airport Authority 5.000% 12/15/2027 Callable @ 100.000 12/15/2026	500,000	535,015
Omaha Airport Authority 5.000% 12/15/2036 Callable @ 100.000 12/15/2026	1,000,000	1,043,380
Gretna Public Schools 5.000% 12/15/2035 Callable @ 100.000 12/15/2025	250,000	266,382
Scotts Bluff County School District No 32 5.000% 12/01/2031 Callable @ 100.000 12/01/2025	250,000	266,043
University of Nebraska 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	1,500,000	1,569,090
University of Nebraska 5.000% 05/15/2035 Callable @ 100.000 05/15/2025	500,000	522,625
University of Nebraska 5.000% 05/15/2033 Callable @ 100.000 11/15/2025	250,000	265,538
University of Nebraska 4.000% 07/01/2031 Callable @ 100.000 07/01/2026	250,000	260,510
		7,448,039
Utilities (23.3%)
City of Columbus NE Combined Revenue 4.000% 12/15/2032 Callable @ 100.000 12/15/2026	100,000	104,583
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2033 Callable @ 100.000 06/15/2030	300,000	325,938
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2034 Callable @ 100.000 06/15/2030	300,000	322,695
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2035 Callable @ 100.000 06/15/2030	300,000	313,119
City of Grand Island NE Combined Utility System Revenue 4.000% 08/15/2037 Callable @ 100.000 08/15/2030	300,000	309,462
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2025 Callable @ 100.000 08/01/2023	275,000	276,251
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2027 Callable @ 100.000 08/01/2023	400,000	402,144
Metropolitan Utilities District of Omaha 4.000% 12/15/2026	250,000	249,848
Nebraska Public Power District 5.000% 01/01/2041 Callable @ 100.000 01/01/2026	250,000	263,605
*Nebraska Public Power District 5.000% 01/01/2036 Callable @ 100.000 01/01/2026	2,355,000	2,486,809
City of Omaha NE Sewer Revenue 5.000% 11/15/2029 Callable @ 100.000 11/15/2024	250,000	260,648
City of Omaha NE Sewer Revenue 5.000% 11/15/2030 Callable @ 100.000 11/15/2024	250,000	260,620
City of Omaha NE Sewer Revenue 5.000% 11/15/2031 Callable @ 100.000 11/15/2024	500,000	521,865
City of Omaha NE Sewer Revenue 4.000% 04/01/2035 Callable @ 100.000 04/01/2026	250,000	258,095
City of Omaha NE Sewer Revenue 4.000% 04/01/2037 Callable @ 100.000 04/01/2030	750,000	785,257
City of Omaha NE Sewer Revenue 4.000% 04/01/2038 Callable @ 100.000 04/01/2030	400,000	412,668
City of Omaha NE Sewer Revenue 4.000% 04/01/2039 Callable @ 100.000 04/01/2030	250,000	256,585
Omaha Public Power District 5.000% 02/01/2046 Callable @ 100.000 08/01/2030	1,000,000	1,086,810
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032 Callable @ 100.000 02/01/2025	250,000	261,820
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2031 Callable @ 100.000 02/01/2026	445,000	477,378
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032 Callable @ 100.000 02/01/2026	400,000	414,792
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2035 Callable @ 100.000 02/01/2026	365,000	376,501
		10,427,493

TOTAL MUNICIPAL BONDS (COST: $45,713,439)		$43,813,241

SHORT-TERM INVESTMENTS (0.9%)
(a) Morgan Stanley Inst'l Liquidity Fund, 4.99%	410,294	410,294
TOTAL SHORT-TERM INVESTMENTS (Cost $410,294)		$410,294

TOTAL INVESTMENTS (Cost $46,123,733) (98.9%)		44,223,535

OTHER ASSETS LESS LIABILITIES (1.1%)		$491,920

NET ASSETS (100.0%)		$44,715,455

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
(a) Seven day yield as of April 30, 2023.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2023, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
Nebraska Municipal Fund
Investments at cost	$46,123,733
Unrealized appreciation	445,379
Unrealized depreciation	(2,345,577)
Net unrealized appreciation (depreciation)*	($1,900,198)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2023:

Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$43,813,241	$0	$43,813,241
Short-Term Investments	410,294	0	0	410,294
Total	$410,294	$43,813,241	$0	$44,223,535